Financial Risk Management - Impact on Income Before Income Tax of a Hypothetical Change in Exchange Rates (Detail) - Currency risk [member] ₩ in Millions	Dec. 31, 2020 KRW (₩)
If increased by 10% [member]
Disclosure of detailed information about financial instruments [Line items]
Hypothetical increase (reduce) the Group's income before income tax	₩ 7,524
If decreased by 10% [member]
Disclosure of detailed information about financial instruments [Line items]
Hypothetical increase (reduce) the Group's income before income tax	(7,524)
US Dollar [member] | If increased by 10% [member]
Disclosure of detailed information about financial instruments [Line items]
Hypothetical increase (reduce) the Group's income before income tax	5,507
US Dollar [member] | If decreased by 10% [member]
Disclosure of detailed information about financial instruments [Line items]
Hypothetical increase (reduce) the Group's income before income tax	(5,507)
Euro [member] | If increased by 10% [member]
Disclosure of detailed information about financial instruments [Line items]
Hypothetical increase (reduce) the Group's income before income tax	1,122
Euro [member] | If decreased by 10% [member]
Disclosure of detailed information about financial instruments [Line items]
Hypothetical increase (reduce) the Group's income before income tax	(1,122)
Yen [member] | If increased by 10% [member]
Disclosure of detailed information about financial instruments [Line items]
Hypothetical increase (reduce) the Group's income before income tax	685
Yen [member] | If decreased by 10% [member]
Disclosure of detailed information about financial instruments [Line items]
Hypothetical increase (reduce) the Group's income before income tax	(685)
Other currencies [member] | If increased by 10% [member]
Disclosure of detailed information about financial instruments [Line items]
Hypothetical increase (reduce) the Group's income before income tax	210
Other currencies [member] | If decreased by 10% [member]
Disclosure of detailed information about financial instruments [Line items]
Hypothetical increase (reduce) the Group's income before income tax	₩ (210)